UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.6%)
China (5.9%)
Consumer Discretionary (3.5%)
1,123,000	China Resources Enterprise Ltd.	4,926,011

Energy (2.4%)
572,000	China Oilfield Services Ltd., Class H	1,400,789
317,500	China Shenhua Energy Co. Ltd.	2,046,125

		3,446,914

		8,372,925

Hong Kong (31.7%)
Consumer Discretionary (8.8%)
333,000	Cheung Kong Holdings Ltd.	6,532,063
214,000	China Merchants Holdings International Co. Ltd.	1,509,477
85,600	Esprit Holdings Ltd.	1,429,660
637,200	Li & Fung Ltd.	3,023,798

		12,494,998

Energy (3.0%)
364,000	China Resources Power Holdings Co. Ltd.	1,361,718
1,294,500	CNOOC Ltd.	2,797,614

		4,159,332

Financials (4.9%)
953,000	Hang Lung Group Ltd.	5,627,193
111,500	Wing Hang Bank Ltd.	1,313,923

		6,941,116

Industrials (6.0%)
161,742	Kerry Properties Ltd.	1,406,895
221,000	Kingboard Chemical Holdings Ltd.	1,451,622
275,000	Swire Pacific Ltd., Class A	3,927,590
622,500	Swire Pacific Ltd., Class B	1,656,877

		8,442,984

Telecommunications (3.5%)
3,950,000	China Telecom Corp. Ltd., Class H	3,415,430
1,108,000	Hutchison Telecommunications International Ltd.	1,581,504

		4,996,934

Transportation (0.5%)
206,000	MTR Corp. Ltd.	714,190

Utilities (5.0%)
2,641,800	Hong Kong & China Gas Co. Ltd.	7,108,046

		44,857,600

India (1.8%)
Financials (1.3%)
12,900	HDFC Bank Ltd., ADR	1,793,100

Information Technology (0.5%)
14,500	Infosys Technologies Ltd., ADR	738,630

		2,531,730

Malaysia (10.8%)
Consumer Discretionary (2.5%)
1,392,500	Genting Berhad	3,468,026

Financials (0.9%)
360,200	Bumiputra-Commerce Holdings Berhad	1,253,450

Industrials (7.4%)
1,306,400	Gamuda Berhad	1,802,326
2,565,950	IOI Corp. Berhad	5,857,574
1,017,100	Tenaga Nasional Berhad	2,870,896

		10,530,796

		15,252,272

Philippines (3.3%)
Financials (1.4%)
137,312	Ayala Corp.	1,974,734

Telecommunications (1.9%)
16,122	Philippine Long Distance Telephone Co.	1,124,525
23,700	Philippine Long Distance Telephone Co., ADR	1,625,820

		2,750,345

		4,725,079

Singapore (12.7%)
Consumer Staples (1.5%)
507,000	Fraser & Neave Ltd.	2,123,738

Financials (3.8%)
130,000	Great Eastern Holdings Ltd.	1,565,068
596,346	Oversea-Chinese Banking Corp. Ltd.	3,829,429

		5,394,497

Industrials (5.2%)
442,000	Keppel Corp. Ltd.	4,544,319
702,000	SembCorp Industries Ltd.	2,900,221

		7,444,540

Telecommunications (2.2%)
857,000	Singapore Telecommunications Ltd.	2,437,543
292,290	Starhub Ltd.	633,181

		3,070,724

		18,033,499

South Korea (13.0%)
Consumer Discretionary (4.5%)
21,540	LG Corp.	1,971,770
5,629	Shinsegae Co. Ltd.	4,436,581

		6,408,351

Financials (2.8%)
9,856	Samsung Fire & Marine Insurance Co. Ltd.	2,742,847
18,120	Shinhan Financial Group Co. Ltd.	1,184,242

		3,927,089

Industrials (0.4%)
2,936	Doosan Heavy Industries and Construction Co. Ltd.	542,308

Information Technology (4.0%)
18,750	S1 Corp.	1,252,403

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
South Korea, continued
7,043	Samsung Electronics Co. Ltd.	4,344,147

		5,596,550

Pharmaceuticals (1.3%)
8,789	Yuhan Corp.	1,881,598

		18,355,896

Taiwan (15.7%)
Consumer Staples (1.6%)
1,505,280	Uni-President Enterprises Corp.	2,183,135

Electrical Components & Equipment (2.3%)
805,462	Delta Electronics, Inc.	3,261,618

Financials (1.2%)
1,294,000	Chinatrust Financial Holding Company Ltd. (a)	949,580
1,336,200	E.SUN Financial Holding Co. Ltd. (a)	767,896

		1,717,476

Industrials (1.7%)
787,000	Formosa Plastics Corp.	2,443,544

Information Technology (7.5%)
9,346	Advantech Co. Ltd.	25,444
522,406	Asustek Computer, Inc.	1,855,378
702,132	Powertech Technology, Inc.	2,869,659
2,959,688	Taiwan Semiconductor Manufacturing Co. Ltd.	5,915,950

		10,666,431

Telecommunications (1.4%)
1,027,000	Chunghwa Telecom Co. Ltd.	1,977,419

		22,249,623

Thailand (3.7%)
Energy (2.3%)
266,500	PTT Public Co. Ltd.	3,295,937

Financials (1.0%)
565,700	Kasikornbank Public Co. Ltd.	1,505,005

Telecommunications (0.4%)
196,200	Advanced Info Service Public Co. Ltd.	518,211

		5,319,153

Total Common Stocks (Cost $89,031,037)		139,697,777

Total Investments (Cost $89,031,037) (b)—98.6%		139,697,777
Other assets in excess of liabilities — 1.4%		1,984,735

NET ASSETS — 100.0%		$141,682,512

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $89,085,203. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$51,579,943
Unrealized depreciation	(967,369)

Net unrealized appreciation	$50,612,574

ADR	American Depositary Receipt

See Accompanying Notes to Schedules of Portfolio Investments

At October 31, 2007 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short:
Singapore Dollar	11/1/07	161,796	$111,291	$111,853	$(562)
Singapore Dollar	11/1/07	385,822	265,389	266,728	(1,339)
Singapore Dollar	11/2/07	53,035	36,476	36,665	(189)
Singapore Dollar	11/2/07	11,613	7,987	8,028	(41)
Sinagpore Dollar	11/2/07	504,578	347,027	348,827	(1,800)

Total Short Contracts			$768,170	$772,101	$(3.931)

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Australia (3.6%)
Energy (0.9%)
51,002	Woodside Petroleum Ltd.	2,495,410

Financials (0.9%)
91,607	Westpac Banking Corp.	2,570,681

Materials (1.8%)
58,948	BHP Billiton Ltd.	2,566,331
25,658	Rio Tinto Ltd.	2,662,717

		5,229,048

		10,295,139

Austria (0.6%)
Financials (0.6%)
21,369	Erste Bank de Oesterreichischen Sparkassen AG	1,739,516

Brazil (5.6%)
Consumer Staples (0.6%)
20,245	Companhia De Bebidas das Americas (AmBev)	1,654,219

Energy (1.7%)
51,652	Petroleo Brasileiro SA, ADR	4,939,481

Financials (0.6%)
60,336	Banco Itau Holding Financeira SA, ADR	1,722,593

Materials (2.1%)
78,816	Companhia Vale do Rio Doce (CVRD), ADR	2,969,787
96,779	Companhia Vale do Rio Doce (CVRD), ADR, Preference A Share	3,055,313

		6,025,100

Utilities (0.6%)
79,135	Companhia Energetica de Minas Gerais SA, ADR	1,709,316

		16,050,709

Canada (3.2%)
Energy (1.5%)
53,333	Cameco Corp.	2,615,983
16,012	Suncor Energy, Inc.	1,748,991

		4,364,974

Financials (1.7%)
10,553	Bank of Nova Scotia	597,601
26,013	IGM Financial, Inc.	1,513,569
59,818	Manulife Financial Corp.	2,774,957

		4,886,127

		9,251,101

China (2.0%)
Consumer Discretionary (1.4%)
2,898,000	Denway Motors Ltd.	2,045,071
29,234	Focus Media Holding Ltd., ADR (a)	1,812,508

		3,857,579

Industrials (0.6%)
552,000	Cosco Pacific Ltd.	1,720,206

		5,577,785

Denmark (1.1%)
Industrials (1.1%)
33,179	Vestas Wind Systems A/S (a)	2,976,978

France (9.8%)
Consumer Discretionary (1.8%)
12,098	LVMH Moet Hennessy Louis Vuitton SA	1,562,699
7,243	PPR	1,440,270
48,421	Vivendi Universal SA	2,187,889

		5,190,858

Consumer Staples (1.1%)
41,339	Carrefour SA	2,986,877

Energy (1.3%)
45,924	Total SA, ADR	3,701,934

Financials (2.0%)
35,499	AXA	1,594,320
50,439	AXA, ADR	2,256,136
16,559	BNP Paribas SA	1,835,072

		5,685,528

Industrials (0.7%)
15,192	Schneider Electric SA	2,101,291

Telecommunications (1.6%)
25,531	Iliad SA	2,682,903
39,094	Neuf Cegetel	1,983,067

		4,665,970

Utilities (1.3%)
18,856	Electricite de France	2,268,043

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
France, continued
22,409	Suez SA	1,461,853

		3,729,896

		28,062,354

Germany (5.2%)
Consumer Discretionary (1.5%)
63,976	Adidas	4,251,073

Financials (0.6%)
37,857	Commerzbank AG	1,605,972

Health Care (0.4%)
9,900	Merck KGaA	1,239,340

Industrials (0.7%)
15,631	Siemens AG	2,134,209

Information Technology (1.4%)
71,314	SAP AG, ADR	3,870,924

Materials (0.6%)
7,117	Wacker Chemie AG	1,741,504

		14,843,022

Greece (1.3%)
Consumer Discretionary (0.5%)
36,258	Folli-Follie SA, Registered Shares	1,563,433

Financials (0.8%)
31,973	National Bank of Greece SA	2,233,935

		3,797,368

Hong Kong (1.8%)
Consumer Discretionary (1.2%)
197,800	Esprit Holdings Ltd.	3,303,584

Information Technology (0.6%)
644,000	Foxconn International Holdings Ltd. (a)	1,795,792

		5,099,376

India (2.2%)
Financials (0.9%)
17,688	HDFC Bank Ltd., ADR	2,458,632

Information Technology (1.3%)
76,267	Infosys Technologies Ltd., ADR	3,885,041

		6,343,673

Ireland (0.9%)
Airlines (0.5%)
30,801	Ryanair Holdings PLC, ADR (a)	1,515,101

Financials (0.4%)
66,923	Anglo Irish Bank Corp.	1,129,558

		2,644,659

Israel (0.6%)
Health Care (0.6%)
40,158	Teva Pharmaceutical Industries Ltd., ADR	1,767,354

Italy (4.1%)
Energy (2.5%)
67,059	ENI SpA	2,448,281
106,672	Saipem SpA	4,733,835

		7,182,116

Financials (1.6%)
523,412	UniCredito Italiano SpA	4,502,145

		11,684,261

Japan (14.3%)
Consumer Discretionary (2.5%)
298,000	Isuzu Motors Ltd.	1,485,816
101,000	Sharp Corp.	1,593,369
38,400	Toyota Motor Corp.	2,198,463
17,300	Yamada Denki Co. Ltd.	1,783,902

		7,061,550

Financials (4.1%)
204,000	Bank of Yokohama Ltd. (The)	1,447,745
45,500	Millea Holdings, Inc.	1,790,919
62,300	Nomura Holdings, Inc.	1,110,282
9,730	ORIX Corp.	1,996,139
45,700	Promise Co. Ltd.	1,374,801
219	Sumitomo Mitsui Financial Group, Inc.	1,794,133
277,000	Sumitomo Trust & Banking Co. Ltd. (The)	2,065,581

		11,579,600

Health Care (0.7%)
82,000	Shionogi & Co. Ltd.	1,397,639
10,000	Takeda Pharmaceutical Co. Ltd.	624,726

		2,022,365

Industrials (2.8%)
66,000	NGK Insulators Ltd.	2,340,075
16,000	SMC Corp.	2,143,518
137,300	Sumitomo Corp.	2,392,614
56,500	THK Co. Ltd.	1,246,079

		8,122,286

Information Technology (3.5%)
26,150	Canon, Inc.	1,323,346
27,500	Nidec Corp.	2,066,548
6,200	Nintendo Co. Ltd.	3,938,000
198,000	Toshiba Corp.	1,676,937
82,000	Yaskawa Electric Corp.	1,103,263

		10,108,094

Materials (0.7%)
41,300	Nitto Denko Corp.	2,016,514

		40,910,409

Luxembourg (1.1%)
Telecommunications (1.1%)
26,842	Millicom International Cellular SA (a)	3,153,398

Mexico (1.8%)
Consumer Staples (0.7%)
10,262	Fomento Economico Mexicano SA	365,430

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Mexico, continued
39,004	Wal-Mart de Mexico SA de CV, ADR	1,577,914

		1,943,344

Materials (0.3%)
30,688	Cemex SA de CV, ADR	941,201

Telecommunications (0.8%)
34,646	America Movil SAB de CV, Series L	2,265,502

		5,150,047

Netherlands (1.1%)
Consumer Discretionary (0.6%)
44,381	Koninklijke (Royal) Philips Electronics NV	1,834,711

Financials (0.5%)
28,303	ING Groep NV	1,279,128

		3,113,839

Norway (1.3%)
Industrials (0.8%)
46,761	Renewable Energy Corp. AS (a)	2,402,821

Oil & Gas Services (0.5%)
47,700	Subsea 7, Inc. (a)	1,410,019

		3,812,840

Russia (2.8%)
Energy (1.2%)
21,182	LUKOIL, ADR	1,916,971
28,163	OAO Gazprom, ADR	1,401,954

		3,318,925

Materials (1.6%)
37,562	Evraz Group SA, GDR (b)	2,835,931
6,410	JSC MMC Norilsk Nickel, ADR	1,881,335

		4,717,266

		8,036,191

Singapore (1.3%)
Financials (0.6%)
109,000	DBS Group Holdings Ltd.	1,706,398

Industrials (0.7%)
191,000	Keppel Corp. Ltd.	1,963,722

		3,670,120

South Korea (3.0%)
Consumer Discretionary (1.0%)
35,153	Hyundai Motor Co.	2,794,435

Financials (0.5%)
18,918	Kookmin Bank	1,547,532

Information Technology (1.5%)
6,697	Samsung Electronics Co. Ltd.	4,130,733

		8,472,700

Spain (3.5%)
Financials (2.6%)
99,251	Banco Bilbao Vizcaya Argentaria SA	2,511,480
220,257	Banco Santander Central Hispano SA	4,816,463

		7,327,943

Telecommunications (0.9%)
80,120	Telefonica SA	2,652,595

		9,980,538

Switzerland (9.5%)
Consumer Staples (1.3%)
7,739	Nestle SA	3,575,430

Financials (1.3%)
20,795	Credit Suisse Group	1,405,629
42,326	UBS AG, Registered Shares	2,269,784

		3,675,413

Health Care (3.8%)
5,438	Nobel Biocare Holding AG	1,587,949
71,077	Novartis AG	3,781,873
14,154	Roche Holding AG, Genusschien	2,418,174
24,295	Synthes, Inc.	3,034,376

		10,822,372

Industrials (1.0%)
94,002	ABB Ltd.	2,842,453

Materials (2.1%)
15,636	Holcim Ltd.	1,787,970
20,203	Lonza Group AG, Registered Shares	2,357,448
8,103	Syngenta AG	1,960,572

		6,105,990

		27,021,658

Taiwan (1.1%)
Information Technology (1.1%)
789,764	Taiwan Semiconductor Manufacturing Co. Ltd.	1,578,614
139,730	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,488,124

		3,066,738

Thailand (0.3%)
Financials (0.3%)
244,000	Bangkok Bank PCL	920,984

United Kingdom (15.6%)
Consumer Discretionary (1.4%)
282,011	British Sky Broadcasting Group PLC	3,993,520

Consumer Staples (2.0%)
25,408	Reckitt Benckiser Group PLC	1,475,809
408,067	Tesco PLC	4,150,687

		5,626,496

Financials (5.2%)
140,784	Barclays PLC	1,781,640
61,520	Cattles PLC	438,434
102,106	HBOS PLC	1,861,005
105,609	HSBC Holdings PLC	2,081,723
151,674	ICAP PLC	1,851,804
222,456	Man Group PLC	2,733,505
369,755	Old Mutual PLC	1,419,136
169,394	Prudential Corp. PLC	2,767,016

		14,934,263

Health Care (2.4%)
31,696	AstraZeneca PLC	1,560,712
85,908	GlaxoSmithKline PLC	2,206,405

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
United Kingdom, continued
223,548	Smith & Nephew PLC	3,027,102

		6,794,219

Industrials (0.8%)
255,956	Michael Page International PLC	2,339,271

Information Technology (1.5%)
674,513	ARM Holdings PLC	2,081,105
110,445	Autonomy Corp. PLC (a)	2,264,948

		4,346,053

Materials (1.2%)
86,351	BHP Billiton Ltd. PLC	3,315,974

Telecommunications (1.1%)
78,927	Vodafone Group PLC, ADR	3,099,463

		44,449,259

United States (0.3%)
Equity Fund (0.3%)
9,652	iShares MSCI EAFE Index Fund	832,582

Total Common Stocks (Cost $211,672,516)		282,724,598

Investment Companies (0.8%)
2,336,275	Victory Institutional Money Market Fund, Investor Shares, 4.79%(c)	2,336,275
Total Investment Companies (Cost $2,336,275)		2,336,275

Total Investments (Cost $214,008,791) (d)—99.8%		285,060,873
Other assets in excess of liabilities — 0.2%		671,017

NET ASSETS — 100.0%		$285,731,890

(a)	Non-income producing security.
(b)	Restricted security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(d)	Cost for federal income tax purposes is $214,436,735. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$74,681,439
Unrealized depreciation	(4,057,301)

Net unrealized appreciation	$70,624,138

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

At October 31, 2007 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short:
Japanese Yen	11/2/07	75,712,964	$658,947	$656,376	$2,571

Total Short Contracts			$658,947	$656,376	$2,571

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (14.2%)
37,520	ABM Industries, Inc.	882,470
18,300	Aeropostale, Inc. (a)	419,070
75,994	AFC Enterprises, Inc. (a)	1,014,520
54,612	Aftermarket Technology Corp. (a)	1,885,206
61,900	American Greetings Corp., Class A	1,630,446
10,700	AnnTaylor Stores Corp. (a)	331,593
30,899	Apogee Enterprises, Inc.	727,054
16,110	Barnes & Noble, Inc.	622,490
37,627	Bon-Ton Stores, Inc. (The)	665,998
27,300	Brown Shoe Co., Inc.	556,920
4,100	Buffalo Wild Wings, Inc. (a)	125,706
27,800	Casey’s General Stores, Inc.	792,300
39,989	Cato Corp. (The)	802,979
2,400	Central European Media Enterprises Ltd., Class A (a)	275,400
54,596	Charlotte Russe Holding, Inc. (a)	791,096
79,000	Chemed Corp.	4,528,280
30,800	Cooper Tire & Rubber Co.	686,224
9,600	CPI Corp.	318,816
10,200	Crocs, Inc. (a)	762,450
4,800	Deckers Outdoor Corp. (a)	670,992
27,958	Dollar Thrifty Automotive Group, Inc. (a)	964,551
20,800	Eddie Bauer Holdings, Inc. (a)	156,416
22,810	Elizabeth Arden, Inc. (a)	567,969
120,700	Fossil, Inc. (a)	4,533,492
46,100	Fresh Del Monte Produce, Inc.	1,672,508
33,400	FTD Group, Inc.	469,270
20,263	Group 1 Automotive, Inc.	629,166
65,000	Hot Topic, Inc. (a)	497,900
68,300	Hubbell, Inc., Class B	3,756,500
137,200	ICF International, Inc. (a)	4,260,060
13,100	ITT Educational Services, Inc. (a)	1,666,189
57,000	J. Crew Group, Inc. (a)	2,131,800
40,248	Jack in the Box, Inc. (a)	1,262,580
39,700	JAKKS Pacific, Inc. (a)	1,052,050
133,400	Jo-Ann Stores, Inc. (a)	2,570,618
39,761	Live Nation, Inc. (a)	812,715
11,900	LoJack Corp. (a)	209,083
11,600	Maidenform Brands, Inc. (a)	172,260
25,000	Marvel Entertainment, Inc. (a)	618,500
6,800	Men’s Wearhouse, Inc. (The)	287,368
29,592	Morton’s Restaurant Group, Inc. (a)	410,145
48,949	Movado Group, Inc.	1,472,876
36,577	O’Charley’s, Inc.	586,329
13,400	Oxford Industries, Inc.	347,194
32,000	Pactiv Corp. (a)	879,040
17,390	Papa John’s International, Inc. (a)	405,187
243,000	Pep Boys - Manny, Moe & Jack (The)	3,574,530
60,065	Prestige Brands Holdings, Inc. (a)	628,280
4,900	Priceline.com, Inc. (a)	456,190
38,355	Rent-A-Center, Inc. (a)	613,680
27,900	Sally Beauty Holdings, Inc. (a)	258,075
22,485	Scholastic Corp. (a)	889,956
17,600	Select Comfort Corp. (a)	201,168
19,500	Skechers USA, Inc., Class A (a)	479,505
28,055	Sonic Automotive, Inc.	708,669
31,635	Sotheby’s Holdings, Inc.	1,713,668
51,400	Source Interlink Cos., Inc. (a)	163,966
29,983	Steven Madden Ltd.	668,321
181,600	Tempur-Pedic International, Inc.	6,537,600
12,300	Tenneco, Inc. (a)	376,503
20,449	United Stationers, Inc. (a)	1,184,202
149,459	Wolverine World Wide, Inc.	3,832,129

		73,168,218

Consumer Staples (4.3%)
23,800	Acco Brands Corp. (a)	510,272
12,700	BJ’s Wholesale Club, Inc. (a)	455,676
8,900	Chipotle Mexican Grill, Inc., Class A (a)	1,237,100
19,100	Collective Brands, Inc. (a)	353,159
108,136	Comfort Systems USA, Inc.	1,580,948
60,400	Diamond Foods, Inc.	1,319,136
73,421	Ennis, Inc.	1,500,725
4,800	FGX International Holdings Ltd. (a)	82,080
25,400	G-III Apparel Group Ltd. (a)	413,258
14,300	Green Mountain Coffee Roasters, Inc. (a)	533,390
25,250	Kelly Services, Inc., Class A	531,008
22,677	Longs Drug Stores Corp.	1,190,769
28,600	Mannatech, Inc.	227,370
10,700	Nash Finch Co.	400,715
40,100	Nu Skin Enterprises, Inc., Class A	692,527
22,500	Pacific Sunwear of California, Inc. (a)	376,200
42,738	Pantry, Inc. (a)	1,197,519
30,749	Performance Food Group Co. (a)	829,916
15,600	Premier Exhibitions, Inc. (a)	173,004
49,885	Ralcorp Holdings, Inc. (a)	2,808,525
3,300	Red Robin Gourmet Burgers, Inc. (a)	132,066
76,200	Sanderson Farms, Inc.	2,651,760
73,000	Tupperware Brands Corp.	2,635,300
13,600	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	465,120

		22,297,543

Energy (5.9%)
147,000	Alon USA Energy, Inc.	5,405,190
26,710	Atmos Energy Corp.	749,215
65,100	Atwood Oceanics, Inc. (a)	5,484,024
62,263	Callon Petroleum Co. (a)	907,794
31,724	Cimarex Energy Co.	1,285,139
32,276	Cleco Corp.	850,473
61,900	Copano Energy LLC	2,396,149
7,300	CVR Energy, Inc. (a)	166,440
22,700	Delek US Holdings, Inc.	544,573
35,380	Empire District Electric Co. (The)	850,889
29,382	Great Plains Energy, Inc.	876,759
35,800	Grey Wolf, Inc. (a)	201,554
25,400	Gulfport Energy Corp. (a)	562,356
32,800	Headwaters, Inc. (a)	470,680
4,300	Lufkin Industries, Inc.	255,678
89,732	Parker Drilling Co. (a)	757,338
29,700	Pioneer Drilling Co. (a)	361,746
22,200	SEACOR Holdings, Inc. (a)	2,034,630
34,301	Southwest Gas Corp.	1,020,798
47,227	Swift Energy Co. (a)	2,239,977
36,585	Trico Marine Services, Inc. (a)	1,187,183
54,900	Union Drilling, Inc. (a)	731,817

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
22,200	Unit Corp. (a)	1,060,494

		30,400,896

Financials (11.8%)
30,900	Advanta Corp., Class B	488,220
9,900	Allied World Assurance Holdings Ltd.	474,309
56,100	American Equity Investment Life Holding Co.	548,097
27,300	American Physicains Capital, Inc.	1,189,188
46,200	Amerisafe, Inc. (a)	747,054
22,959	Argo Group International Holdings Ltd. (a)	978,283
53,800	Aspen Insurance Holdings Ltd.	1,471,968
31,046	ASTA Funding, Inc.	1,103,375
61,327	BankUnited Financial Corp.	529,252
32,022	Boston Private Financial Holdings, Inc.	920,953
25,480	Calamos Asset Management, Inc.	866,830
47,082	Cascade Bancorp	905,858
267,400	Castlepoint Holdings Ltd. (a) (b)	3,115,210
96,209	CBIZ, Inc. (a)	865,881
37,089	Citizens Republic Bancorp, Inc.	564,495
8,400	CompuCredit Corp. (a)	167,412
37,932	Corus Bankshares, Inc.	418,011
18,019	CRA International, Inc. (a)	933,024
37,610	CVB Financial Corp.	440,789
48,136	Delphi Financial Group, Inc.	1,865,270
50,496	Deluxe Corp.	2,037,009
8,500	Dollar Financial Corp. (a)	278,800
33,754	East West Bancorp, Inc.	1,138,860
31,911	Euronet Worldwide, Inc. (a)	1,022,109
52,749	F.N.B. Corp.	876,688
41,446	First Commonwealth Financial Corp.	476,215
28,248	First Community Bancorp	1,375,678
80,247	First Niagara Financial Group, Inc.	1,059,260
22,784	First State Bancorp	386,644
29,330	FirstFed Financial Corp. (a)	1,254,737
7,300	FPIC Insurance Group, Inc. (a)	304,994
34,500	Frontier Financial Corp.	765,555
6,400	Greenhill & Co., Inc	473,472
39,784	Hanmi Financial Corp.	438,420
19,100	Hilb Rogal & Hobbs Co.	841,737
37,466	Investment Technology Group, Inc. (a)	1,569,825
101,700	Irwin Financial Corp.	980,388
64,068	Knight Capital Group, Inc. (a)	859,152
34,900	MCG Capital Corp.	488,949
28,081	National Financial Partners Corp.	1,535,188
46,300	National Penn Bancshares, Inc.	780,618
17,200	Navigators Group, Inc. (a)	1,037,160
21,200	Philadelphia Consolidated Holding Corp. (a)	864,960
38,767	Safety Insurance Group, Inc.	1,394,061
115,619	SeaBright Insurance Holdings, Inc. (a)	1,928,525
24,300	Security Capital Assurance Ltd.	318,816
72,937	Selective Insurance Group, Inc.	1,773,098
160,157	Sterling Bancshares, Inc.	1,953,915
17,330	Sterling Financial Corp.	389,925
79,980	Sunstone Hotel Investors, Inc.	2,224,244
45,683	Susquehanna Bancshares, Inc.	921,426
28,169	SVB Financial Group (a)	1,458,873
27,500	UCBH Holdings, Inc.	469,425
34,137	UMB Financial Corp.	1,433,754
17,714	Umpqua Holdings Corp.	299,898
54,355	Universal American Financial Corp. (a)	1,318,652
71,500	Vineyard National Bancorp Co.	990,275
17,300	Wadell & Reed Financial, Inc., Class A	574,706
37,691	Whitney Holding Corp.	967,151
27,654	Wilmington Trust Corp.	1,005,776
40,545	Zenith National Insurance Corp.	1,629,098

		60,491,515

Health Care (8.0%)
27,300	Acadia Pharmaceuticals, Inc. (a)	419,874
7,400	Air Methods Corp. (a)	399,378
62,500	Alkermes, Inc. (a)	1,012,500
43,467	Alpharma, Inc., Class A (a)	896,290
20,100	American Oriental Bioengineering, Inc. (a)	276,777
20,414	Amerigroup Corp. (a)	714,490
34,400	Applera Corp. - Celera Genomics Group (a)	561,064
64,200	Arena Pharmaceuticals, Inc. (a)	616,962
19,400	ArthroCare Corp. (a)	1,257,896
87,400	BioScrip, Inc. (a)	684,342
6,900	Cerner Corp. (a)	410,964
14,300	CONMED Corp. (a)	406,692
60,100	Cubist Pharmaceuticals, Inc. (a)	1,406,340
82,800	CV Therapeutics, Inc. (a)	847,872
15,700	Cynosure, Inc., Class A (a)	596,757
64,800	Cytokinetics, Inc. (a)	320,760
241,700	Encysive Pharmaceuticals, Inc. (a)	316,627
49,996	Gentiva Health Services, Inc. (a)	948,924
18,664	Haemonetics Corp. (a)	959,143
63,847	Healthspring, Inc. (a)	1,340,787
46,700	Human Genome Sciences, Inc. (a)	441,782
26,797	ICU Medical, Inc. (a)	1,074,560
52,200	Incyte Pharmaceuticals, Inc. (a)	452,052
26,800	Invacare Corp.	725,208
10,500	inVentiv Health, Inc. (a)	443,415
23,500	Kosan Biosciences, Inc. (a)	119,615
33,000	LifePoint Hospitals, Inc. (a)	1,007,160
28,198	Magellan Health Services, Inc. (a)	1,187,136
22,200	Matria Healthcare, Inc. (a)	570,096
6,900	MGI Pharma, Inc. (a)	224,802
37,400	Molina Healthcare, Inc. (a)	1,425,314
23,743	Noven Pharmaceuticals, Inc. (a)	367,067
105,730	NPS Pharmaceuticals, Inc. (a)	482,129
13,100	Obagi Medical Products, Inc. (a)	286,104
71,400	Onyx Pharmaceuticals, Inc. (a)	3,335,094
64,900	Pain Therapeutics, Inc. (a)	665,874
10,687	PAREXEL International Corp. (a)	491,602
48,800	Perrigo Co.	1,157,048
64,200	Pharmanet Development Group, Inc. (a)	2,080,080
12,500	Pharmion Corp. (a)	601,500
46,595	Phoenix Cos., Inc. (The)	642,079
14,800	Progenics Pharmaceuticals, Inc. (a)	342,768
42,800	Regeneron Pharmaceuticals, Inc. (a)	941,600
62,900	Renovis, Inc. (a)	222,037

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
58,500	Rigel Pharmaceuticals, Inc. (a)	616,005
13,300	Rochester Medical Corp. (a)	206,682
20,200	Salix Pharmaceuticals Ltd. (a)	236,340
66,302	Sciele Pharma, Inc. (a)	1,686,723
71,481	STERIS Corp.	2,075,808
6,400	SurModics, Inc. (a)	363,136
7,300	TomoTherapy, Inc. (a)	159,651
26,700	TriZetto Group, Inc. (The) (a)	436,278
9,200	USANA Health Sciences, Inc. (a)	375,452
37,622	ViroPharma, Inc. (a)	323,925
13,300	XenoPort, Inc. (a)	652,764
35,934	Zymogenetics, Inc. (a)	483,312

		41,296,637

Industrials (23.8%)
23,800	Actuant Corp.	1,641,724
26,900	Acuity Brands, Inc.	1,285,820
47,700	American Axle & Manufacturing Holdings, Inc.	1,309,842
13,700	American Commercial Lines, Inc. (a)	204,267
49,291	Applied Industrial Technologies	1,747,366
50,646	Arch Chemicals, Inc.	2,310,471
15,900	Be Aerospace, Inc. (a)	790,389
21,370	Briggs & Stratton Corp.	481,039
36,669	Cabot Microelectronics Corp. (a)	1,455,026
12,300	Ceradyne, Inc. (a)	841,443
72,200	CF Industries Holdings, Inc.	6,346,380
28,086	Checkpoint Systems, Inc. (a)	849,601
32,460	Coherent, Inc. (a)	1,064,688
39,741	Cohu, Inc.	651,752
20,300	Complete Production Services, Inc. (a)	403,970
25,900	COMSYS IT Partners, Inc. (a)	460,502
50,932	Cox Radio, Inc., Class A (a)	615,259
37,663	CTS Corp.	465,138
55,600	Curtiss-Wright Corp.	3,129,724
24,070	Cymer, Inc. (a)	1,022,975
27,200	Dawson Geophysical Co. (a)	2,170,832
5,700	Drew Industries, Inc. (a)	225,606
61,500	Dycom Industries, Inc. (a)	1,737,375
138,200	DynCorp International, Inc., Class A (a)	3,128,848
66,556	EMCOR Group, Inc. (a)	2,291,523
96,200	Encore Wire Corp.	2,020,200
28,050	EnerSys (a)	508,266
53,026	EnPro Industries, Inc. (a)	2,174,596
62,205	Federal Signal Corp.	832,925
18,231	First Advantage Corp., Class A (a)	334,721
42,516	Flowers Foods, Inc.	932,801
13,794	Freightcar America, Inc.	595,901
79,900	Gardner Denver Machinery, Inc. (a)	2,886,787
22,600	Global Industries Ltd. (a)	556,412
6,400	Graco, Inc.	251,904
281,900	GrafTech International Ltd. (a)	5,327,910
52,262	Greatbatch, Inc. (a)	1,299,233
69,286	H.B. Fuller Co.	2,039,087
18,649	Heidrick & Struggles International, Inc.	806,010
38,725	Horace Mann Educators Corp.	801,220
24,400	Hub Group, Inc. (a)	619,028
113,500	Intevac, Inc. (a)	1,994,195
76,700	Kaydon Corp.	4,125,693
29,900	Knight Transportation, Inc.	477,503
17,500	Ladish Co., Inc. (a)	803,075
16,300	Lennox International, Inc.	581,910
6,000	Middleby Corp. (The) (a)	391,020
55,800	MKS Instruments, Inc. (a)	1,120,464
23,426	Monarch Casino & Resort, Inc. (a)	716,601
75,413	MPS Group, Inc. (a)	920,793
38,426	Mueller Industries, Inc.	1,381,799
111,482	Oil States International, Inc. (a)	4,814,908
20,214	Old Dominion Freight Line, Inc. (a)	456,634
122,300	Olin Corp.	2,785,994
69,800	ON Semiconductor Corp. (a)	711,960
61,100	Perini Corp. (a)	3,504,085
61,799	Pilgrim’s Pride Corp.	1,835,430
33,740	ProAssurance Corp. (a)	1,860,424
42,500	QLogic Corp. (a)	660,025
36,500	Regal Beloit Corp.	1,789,960
11,100	Resources Connection, Inc.	252,747
31,700	Robbins & Myers, Inc.	2,291,910
20,600	Rock-Tenn Co.	600,696
125,400	Rockwood Holdings, Inc. (a)	4,901,886
15,900	Schnitzer Steel Industries, Inc.	1,050,513
176,300	Silicon Motion Technology Corp., ADR (a)	4,407,500
65,167	SkyWest, Inc.	1,778,407
50,172	Smith (A.O.) Corp.	1,875,931
14,861	Speedway Motorsports, Inc.	539,454
81,702	Spherion Corp. (a)	712,441
18,900	Steelcase, Inc.	337,743
18,850	Sun Hydraulic Corp.	678,412
58,331	Technitrol, Inc.	1,715,515
57,200	Teledyne Technologies, Inc. (a)	2,992,132
32,024	TreeHouse Foods, Inc. (a)	893,470
49,400	Triumph Group, Inc.	3,933,228
98,683	U.S. Concrete, Inc. (a)	489,468
32,400	Ultra Clean Holdings, Inc. (a)	416,016
29,500	Varian Semiconductor Equipment Associates, Inc. (a)	1,357,590
8,500	W.R. Grace & Co. (a)	251,600
32,600	Watson Wyatt & Co. Holdings	1,554,042

		122,581,735

Information Technology (16.4%)
90,300	Advanced Energy Industries (a)	1,444,800
16,300	Agilysys, Inc.	281,990
20,224	American Reprographics Co. (a)	410,143
103,200	Amkor Technology, Inc. (a)	1,169,256
19,300	ANSYS, Inc. (a)	749,033
78,200	Arris Group, Inc. (a)	899,300
17,374	Avid Technology, Inc. (a)	510,622
39,714	Avocent Corp. (a)	1,073,469
10,200	Blue Coat Systems, Inc. (a)	414,018
122,300	BluePhoenix Solutions Ltd. (a)	2,603,767
44,000	Brocade Communications Systems, Inc. (a)	418,440
15,800	Chordiant Software, Inc. (a)	227,362
10,800	Comtech Telecommunications Corp. (a)	585,900
23,500	CSG Systems International, Inc. (a)	482,455
81,000	DRS Technologies, Inc.	4,652,640
30,154	Eagle Test Systems, Inc. (a)	381,146
158,800	EMCORE Corp. (a)	1,713,452

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
32,992	EMS Technologies, Inc. (a)	925,096
110,941	Emulex Corp. (a)	2,402,982
36,821	Exar Corp. (a)	447,743
11,200	FactSet Research Systems, Inc.	789,824
52,400	FARO Technologies, Inc. (a)	1,507,024
46,000	Hutchinson Technology, Inc. (a)	1,091,580
43,894	Imation Corp.	977,958
20,500	Imergent, Inc.	494,460
246,219	Interwoven, Inc. (a)	3,493,848
69,406	Ixia (a)	725,987
23,600	J2 Global Communications, Inc. (a)	795,084
42,700	Magma Design Automation, Inc. (a)	635,803
74,600	Mantech International Corp. (a)	2,966,096
38,100	Measurement Specialties, Inc. (a)	1,056,894
26,200	Mentor Graphics Corp. (a)	419,724
43,485	Methode Electronics, Inc.	545,302
76,964	Micrel, Inc.	696,524
12,000	Microstrategy, Inc., Class A (a)	1,179,960
16,825	MTS Systems Corp.	748,544
13,100	Novatel Wireless, Inc. (a)	340,600
8,200	Novatel, Inc. (a)	407,950
452,700	Novell, Inc. (a)	3,422,412
5,000	Omniture, Inc. (a)	170,800
90,500	OmniVision Technologies, Inc. (a)	2,004,575
35,300	Orbitz Worldwide, Inc. (a)	372,415
25,700	Orbotech Ltd. (a)	531,990
25,400	OSI Systems, Inc. (a)	635,762
28,346	Palm, Inc.	255,681
107,751	Perot Systems Corp., Class A (a)	1,573,165
146,100	Progress Software Corp. (a)	4,778,931
9,424	Rofin-Sinar Technologies, Inc. (a)	740,915
46,500	Rudolph Technologies, Inc. (a)	605,895
66,700	SAIC, Inc. (a)	1,314,657
34,000	Shutterfly, Inc. (a)	1,134,580
81,000	Sigma Designs, Inc. (a)	4,760,370
344,400	Skyworks Solutions, Inc. (a)	3,175,368
41,600	Smart Modular Technologies (WWH), Inc. (a)	367,744
83,547	Sonicwall, Inc. (a)	863,876
12,200	SPSS, Inc. (a)	463,600
39,000	SRA International, Inc., Class A (a)	1,070,940
19,000	Starent Networks Corp. (a)	470,820
14,700	Sybase, Inc. (a)	420,420
54,000	Synaptics, Inc. (a)	2,934,900
6,600	Synchronoss Technologies, Inc. (a)	264,000
16,700	THQ, Inc. (a)	452,403
146,967	TIBCO Software, Inc. (a)	1,349,157
32,800	United Online, Inc.	577,280
57,200	VASCO Data Security International, Inc. (a)	1,512,368
39,328	Vignette Corp. (a)	678,015
43,700	Vishay Intertechnology, Inc. (a)	550,183
41,999	Websense, Inc. (a)	772,782
7,700	Wright Express Corp. (a)	297,990
191,400	Zoran Corp. (a)	4,880,700

		84,071,470

Materials (4.1%)
57,371	A. Schulman, Inc.	1,354,529
92,700	Belden CDT, Inc.	5,401,629
20,200	Brush Engineered Materials, Inc. (a)	975,660
77,026	Building Materials Holding Corp.	605,424
8,141	Carpenter Technology Corp.	1,179,712
6,500	Century Aluminum Co. (a)	378,235
11,700	Cleveland Cliffs, Inc.	1,119,105
101,000	Entegris, Inc. (a)	922,130
39,885	Greif, Inc., Class A	2,536,686
26,472	OM Group, Inc. (a)	1,402,487
36,100	Park Electrochemical Corp.	1,130,652
117,770	PolyOne Corp. (a)	940,982
26,677	Quanex Corp.	1,098,826
13,503	Silgan Holdings, Inc.	736,859
12,700	Snap-on, Inc.	633,857
33,987	Spartech Corp.	522,380
29,111	USEC, Inc. (a)	256,177

		21,195,330

Real Estate Investment Trusts (3.0%)
101,836	Ashford Hospitality Trust	1,002,066
42,331	BioMed Realty Trust, Inc.	1,011,288
69,513	Cedar Shopping Centers, Inc.	893,242
23,089	Entertainment Properties Trust	1,266,893
65,819	FelCor Lodging Trust, Inc.	1,378,250
25,678	First Industrial Realty Trust, Inc.	1,046,378
36,168	Highwoods Properties, Inc.	1,300,601
76,700	JER Investors Trust, Inc. (b)	856,739
38,854	Lexington Realty Trust	768,921
74,120	Medical Properties Trust, Inc.	973,196
50,036	National Retail Properties, Inc.	1,268,413
15,600	Newcastle Investment Corp.	231,660
44,437	Omega Healthcare Investors, Inc.	743,431
35,491	Pennsylvania Real Estate Investment Trust	1,353,982
31,917	Realty Income Corp.	942,828
6,500	Taubman Centers, Inc.	382,655

		15,420,543

Telecommunications (3.9%)
10,700	ADC Telecommunications, Inc. (a)	200,090
14,200	Atlantic Tele-Network, Inc.	509,922
109,502	Cincinnati Bell, Inc. (a)	593,501
174,700	Comtech Group, Inc. (a)	3,757,797
32,616	Consolidated Communications Holdings, Inc.	649,384
39,800	DSP Group, Inc. (a)	628,442
7,600	Golden Telecom, Inc.	786,220
44,600	InterDigital, Inc. (a)	958,454
17,700	NeuStar, Inc., Class A (a)	605,340
36,200	Oplink Communications, Inc. (a)	547,344
155,700	Plantronics, Inc.	4,258,395
349,400	Premiere Global Services, Inc. (a)	5,758,112
79,300	RF Micro Devices, Inc. (a)	493,246

		19,746,247

Transportation (1.9%)
8,600	Alaska Air Group, Inc. (a)	218,440
20,229	Atlas Air Worldwide Holdings, Inc. (a)	1,185,217
28,600	GulfMark Offshore, Inc. (a)	1,332,188
17,300	Landstar System, Inc.	728,157
225,600	Navios Maritime Holdings, Inc.	4,076,592
37,686	Pacer International, Inc.	555,492
34,634	Saia, Inc. (a)	487,993
12,700	TBS International Ltd. (a)	798,068

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation, continued
20,800	Werner Enterprises, Inc.	395,616

		9,777,763

Utilities (1.7%)
23,629	El Paso Electric Co. (a)	575,366
18,246	IDACORP, Inc.	636,603
20,155	New Jersey Resources Corp.	992,634
69,883	Northwest Natural Gas Co.	3,366,264
50,853	PNM Resources, Inc.	1,271,833
32,809	Westar Energy, Inc.	873,376
22,458	WGL Holdings, Inc.	761,775

		8,477,851

Total Common Stocks (Cost $496,966,233)		508,925,748

Cash Sweeps (0.6%)
3,336,028	Bank of New York Cash Reserve Fund, 2.40% (c)	3,336,028
Total Cash Equivalents (Cost $3,336,028)		3,336,028

Total Investments (Cost $500,302,261) (d)—99.6%		512,261,776
Other assets in excess of liabilities — 0.4%		2,020,139

NET ASSETS — 100.0%		$514,281,915

(a)	Non-income producing security.
(b)	Restricted security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(d)	Cost for federal income tax purposes is $502,353,946. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$50,793,061
Unrealized depreciation	(40,885,231)

Net unrealized appreciation	$9,907,830

ADR	American Depositary Receipt

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.2%)
Aerospace/Defense (0.1%)
3,300	Spirit AeroSystems Holdings, Inc., Class A (a)	114,576

Consumer Discretionary (15.5%)
18,550	Aeropostale, Inc. (a)	424,795
16,900	American Greetings Corp., Class A	445,146
12,600	AutoNation, Inc. (a)	222,894
19,800	Big Lots, Inc. (a)	474,804
10,700	Blyth, Inc.	204,263
9,100	Bob Evans Farms, Inc.	256,438
9,550	Brinker International, Inc.	242,475
7,700	Darden Restaurants, Inc.	331,100
7,800	DeVry, Inc.	426,582
17,100	Dollar Tree Stores, Inc. (a)	654,930
29,500	Family Dollar Stores, Inc.	747,825
6,900	Hanesbrands, Inc. (a)	214,176
18,900	Hasbro, Inc.	564,165
3,300	Hewitt Associates, Inc., Class A (a)	116,424
21,400	IKON Office Solutions, Inc.	282,480
9,600	ITT Educational Services, Inc. (a)	1,221,024
7,600	Jack in the Box, Inc. (a)	238,412
15,500	Korn/Ferry International (a)	296,980
21,200	Lear Corp. (a)	753,236
3,600	Manpower, Inc.	269,064
2,200	Men’s Wearhouse, Inc. (The)	92,972
475	NVR, Inc. (a)	225,981
4,100	Pactiv Corp. (a)	112,627
4,100	Priceline.com, Inc. (a)	381,710
13,500	RadioShack Corp.	278,370
4,600	Rollins, Inc.	139,702
24,200	Ross Stores, Inc.	653,884
10,900	Sherwin-Williams Co. (The)	696,728
2,700	Sotheby’s Holdings, Inc.	146,259
19,000	Tech Data Corp. (a)	747,270
1,200	Whirlpool Corp.	95,016

		11,957,732

Consumer Staples (2.9%)
13,600	BJ’s Wholesale Club, Inc. (a)	487,968
5,800	Energizer Holdings, Inc. (a)	604,940
4,300	GameStop Corp., Class A (a)	254,646
2,300	Hansen Natural Corp. (a)	156,400
5,100	Tupperware Brands Corp.	184,110
31,000	Tyson Foods, Inc., Class A	489,800
2,100	Universal Corp.	102,354

		2,280,218

Education (0.2%)
700	Strayer Education, Inc.	130,522

Energy (8.7%)
14,500	Cabot Oil & Gas Corp.	575,505
35,200	CMS Energy Corp.	597,344
4,300	Denbury Resources, Inc. (a)	243,380
10,000	Energy East Corp.	278,800
8,000	ENSCO International, Inc.	443,920
13,400	Frontier Oil Corp.	613,586
7,400	Holly Corp.	464,720
4,400	Newfield Exploration Co. (a)	236,896
15,200	Noble Energy, Inc.	1,163,408
4,200	Patterson-UTI Energy, Inc.	83,748
12,500	Pepco Holdings, Inc.	356,125
10,200	Reliant Energy, Inc. (a)	280,704
25,100	Tidewater, Inc.	1,372,217

		6,710,353

Entertainment (0.8%)
26,600	Regal Entertainment Group	600,362

Financials (11.3%)
28,550	American Financial Group, Inc.	853,645
4,100	AmeriCredit Corp. (a)	57,851
18,600	Apollo Investment Corp.	386,880
17,400	Associated Banc-Corp.	502,164
13,600	Axis Capital Holdings Ltd.	540,464
7,100	CB Richard Ellis Group, Inc., Class A (a)	173,098
8,700	City National Corp.	588,120
14,500	Deluxe Corp.	584,930
4,500	East West Bancorp, Inc.	151,830
10,000	Eaton Vance Corp.	500,300
15,300	Everest Re Group Ltd.	1,630,062
9,650	First Marblehead Corp. (The)	374,709
26,100	Hospitality Properties Trust	1,033,560
8,000	Interactive Data Corp.	257,120
7,700	KKR Financial Holdings LLC	120,197
2,100	SVB Financial Group (a)	108,759
15,000	Webster Financial Corp.	543,600
8,800	Wilmington Trust Corp.	320,056

		8,727,345

Health Care (11.4%)
9,900	Apria Healthcare Group, Inc. (a)	239,283
8,200	Charles River Laboratories International, Inc. (a)	475,600
6,925	Coventry Health Care, Inc. (a)	417,647
17,700	DENTSPLY International, Inc.	734,196
3,300	Gen-Probe, Inc. (a)	231,066
16,200	Health Net, Inc. (a)	868,482
7,500	Herbalife Ltd.	330,675
7,900	Hlth Corp. (a)	111,469
7,600	ImClone Systems, Inc. (a)	327,940
3,900	Intuitive Surgical, Inc. (a)	1,274,793
8,000	Invitrogen Corp. (a)	726,960
9,500	Kinetic Concepts, Inc. (a)	570,950
14,400	King Pharmaceuticals, Inc. (a)	152,640
5,600	Lincare Holdings, Inc. (a)	194,712
7,900	Manor Care, Inc.	525,982
14,100	NBTY, Inc. (a)	501,960
13,100	STERIS Corp.	380,424
11,700	Techne Corp. (a)	763,308

		8,828,087

Industrials (15.7%)
10,800	Acuity Brands, Inc.	516,240
6,700	Agco Corp. (a)	399,856
10,200	AGL Resources, Inc.	403,206
1,100	Alliant Techsystems, Inc. (a)	121,429
5,000	CF Industries Holdings, Inc.	439,500
13,200	Cummins, Inc.	1,583,472
3,100	Dresser-Rand Group, Inc. (a)	119,970
2,600	Granite Construction, Inc.	111,332
11,400	Jacobs Engineering Group, Inc. (a)	993,510
4,900	Kennametal, Inc.	446,929
13,000	Lennox International, Inc.	464,100
22,300	Manitowoc Company, Inc. (The)	1,098,498
3,400	Mettler-Toledo International, Inc. (a)	361,590

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
43,800	Olin Corp.	997,764
21,400	ON Semiconductor Corp. (a)	218,280
10,950	Republic Services, Inc.	374,380
33,800	Semtech Corp. (a)	578,318
3,500	SPX Corp.	354,550
8,800	Teleflex, Inc.	644,248
7,700	Terex Corp. (a)	571,494
4,700	Thomas & Betts Corp. (a)	263,247
28,000	Triquint Semiconductor (a)	175,560
14,800	URS Corp. (a)	914,788

		12,152,261

Information Technology (8.9%)
16,700	Avnet, Inc. (a)	696,724
12,900	BMC Software, Inc. (a)	436,536
12,600	Cadence Design Systems, Inc. (a)	246,960
17,700	CSG Systems International, Inc. (a)	363,381
1,400	DST Systems, Inc. (a)	118,594
4,950	FactSet Research Systems, Inc.	349,074
2,800	Fair Isaac Corp.	106,176
30,700	Ingram Micro, Inc. (a)	652,068
24,800	Intersil Corp., Class A	752,432
2,900	Lexmark International, Inc., Class A (a)	121,771
23,700	McAfee, Inc. (a)	979,995
8,900	MoneyGram International, Inc.	141,955
30,200	Novell, Inc. (a)	228,312
21,300	Synopsys, Inc. (a)	601,938
12,600	Teradyne, Inc. (a)	155,484
5,100	Total System Services, Inc.	152,796
29,100	Western Digital Corp. (a)	754,272

		6,858,468

Materials (6.6%)
6,400	AK Steel Holding Corp. (a)	320,832
7,500	Albemarle Corp.	358,200
4,200	Armstrong World Industries, Inc. (a)	172,242
5,400	Belden CDT, Inc.	314,658
16,800	Celanese Corp., Series A	704,928
31,700	Commercial Metals Co.	994,746
3,200	Eastman Chemical Co.	213,088
15,000	Lubrizol Corp. (The)	1,018,200
4,700	Owens Corning, Inc. (a)	108,617
13,400	Packaging Corp. of America	426,656
6,900	Sensient Technologies Corp.	206,241
3,400	Waters Corp. (a)	261,732

		5,100,140

Oil & Gas Services (1.4%)
8,700	Cameron International Corp. (a)	847,032
10,700	Global Industries Ltd. (a)	263,434

		1,110,466

Real Estate Investment Trusts (3.7%)
37,500	Annaly Capital Management, Inc.	640,875
24,700	Douglas Emmett, Inc.	649,857
9,500	First Industrial Realty Trust, Inc.	387,125
17,600	Highwoods Properties, Inc.	632,896
16,200	HRPT Properties Trust	152,118
1,100	Jones Lang LaSalle, Inc.	104,863
2,800	Mack-Cali Realty Corp.	110,852
4,600	Potlatch Corp.	219,236

		2,897,822

Telecommunications (3.4%)
23,200	ADC Telecommunications, Inc. (a)	433,840
7,300	Belo Corp.	135,050
9,700	CenturyTel, Inc.	427,285
10,800	CommScope, Inc. (a)	509,436
5,500	Harris Corp.	333,080
3,700	Plantronics, Inc.	101,195
33,100	RF Micro Devices, Inc. (a)	205,882
6,400	Telephone & Data Systems, Inc.	446,720

		2,592,488

Transportation (2.6%)
32,000	ArvinMeritor, Inc.	474,560
19,000	Con-Way, Inc.	809,590
14,400	Continental Airlines, Inc., Class B (a)	494,640
9,600	YRC Worldwide, Inc. (a)	235,968

		2,014,758

Utilities (5.0%)
19,400	Alliant Energy Corp.	776,000
16,850	MDU Resources Group, Inc.	474,496
3,900	Nicor, Inc.	168,753
30,700	Northeast Utilities	946,481
8,300	NSTAR	291,828
6,900	OGE Energy Corp.	264,270
4,700	ONEOK, Inc.	234,718
15,900	WGL Holdings, Inc.	539,328
4,300	Wisconsin Energy Corp.	205,884

		3,901,758

Total Common Stocks (Cost $70,490,361)		75,977,356

Investment Companies (1.4%)
1,075,973	Victory Institutional Money Market Fund, Investor Shares, 4.79% (b)	1,075,973

Total Investment Companies (Cost $1,075,973)		1,075,973

Total Investments (Cost $71,566,334) (c)—99.6%		77,053,329
Other assets in excess of liabilities — 0.4%		304,494

NET ASSETS — 100.0%		$77,357,823

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(c)	Cost for federal income tax purposes is $71,724,358. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$9,518,564
Unrealized depreciation	(4,189,593)

Net unrealized appreciation	$5,328,971

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (12.1%)
12,000	Big Lots, Inc. (a)	287,760
70,140	CBS Corp., Class B	2,013,018
38,340	Colgate-Palmolive Co.	2,924,192
1,965	Expedia, Inc. (a)	64,177
44,740	Family Dollar Stores, Inc.	1,134,159
35,310	Hasbro, Inc.	1,054,003
33,700	Kimberly-Clark Corp.	2,388,993
5,620	Manpower, Inc.	420,039
50,690	McDonald’s Corp.	3,026,193
22,570	NIKE, Inc., Class B	1,495,488
26,040	Omnicom Group, Inc.	1,327,519
93,010	TJX Companies, Inc. (The)	2,690,779
59,300	Wal-Mart Stores, Inc.	2,680,953

		21,507,273

Consumer Staples (11.5%)
28,720	Altria Group, Inc.	2,094,549
44,300	Best Buy Co., Inc.	2,149,436
13,160	Campbell Soup Co.	486,657
10,500	Coca-Cola Enterprises, Inc.	271,005
9,560	ConAgra Foods, Inc.	226,859
17,400	Costco Wholesale Corp.	1,170,324
6,220	Dow Chemical Co. (The)	280,149
8,900	Eastman Kodak Co.	255,074
26,840	International Paper Co.	992,006
94,470	Kroger Co. (The)	2,776,473
7,500	Molson Coors Brewing Co., Class B	429,225
12,200	New York Times Co., Class A	238,632
71,404	PepsiCo, Inc.	5,263,903
32,157	Procter & Gamble Co. (The)	2,235,555
99,700	Sara Lee Corp.	1,649,038

		20,518,885

Energy (14.9%)
18,960	Chevron Corp.	1,735,030
24,320	Constellation Energy Group	2,303,104
13,990	Devon Energy Corp.	1,306,666
22,250	ENSCO International, Inc.	1,234,652
123,740	Exxon Mobil Corp.	11,382,843
44,990	Marathon Oil Corp.	2,660,259
26,400	McDermott International, Inc. (a)	1,611,984
23,100	Murphy Oil Corp.	1,700,853
13,600	Noble Energy, Inc.	1,040,944
7,110	Tesoro Corp.	430,368
16,470	Valero Energy Corp.	1,159,982

		26,566,685

Financials (10.0%)
12,160	ACE Ltd.	737,018
32,360	Allstate Corp. (The)	1,695,664
23,650	Chubb Corp. (The)	1,261,727
13,060	CIGNA Corp.	685,519
14,345	Discover Financial Services	276,859
5,300	Franklin Resources, Inc.	687,304
6,900	Freddie Mac	360,387
11,800	Goldman Sachs Group, Inc. (The)	2,925,456
29,340	JPMorgan Chase & Co.	1,378,980
8,550	Loews Corp.	419,720
4,230	MasterCard, Inc., Class A	801,796
23,230	Merrill Lynch & Co., Inc.	1,533,645
3,860	Moody’s Corp.	168,759
34,090	Morgan Stanley	2,292,893
45,940	Travelers Cos., Inc. (The)	2,398,527
3,530	XL Capital Ltd., Class A	253,984

		17,878,238

Health Care (15.5%)
5,410	Aetna, Inc.	303,880
42,070	AmerisourceBergen Corp.	1,981,918
8,340	Amgen, Inc. (a)	484,637
10,080	Applera Corp.	374,371
60,860	Baxter International, Inc.	3,652,209
44,020	Biogen Idec, Inc. (a)	3,276,849
5,400	Eli Lilly & Co.	292,410
19,600	Humana, Inc. (a)	1,469,020
110,660	Johnson & Johnson	7,211,712
7,720	McKesson Corp.	510,292
10,470	Medco Health Solutions, Inc. (a)	988,159
15,200	Medtronic, Inc.	721,088
192,620	Pfizer, Inc.	4,740,378
31,570	UnitedHealth Group, Inc.	1,551,665

		27,558,588

Industrials (10.6%)
14,480	Cummins, Inc.	1,737,021
9,350	Fluor Corp.	1,477,300
41,190	Honeywell International, Inc.	2,488,288
15,420	ITT Corp.	1,031,906
31,250	Lockheed Martin Corp.	3,438,750
35,880	National-Oilwell Varco, Inc. (a)	2,627,851
25,730	Northrop Grumman Corp.	2,151,543
10,140	PACCAR, Inc.	563,378
10,100	Raytheon Co.	642,461
5,980	Republic Services, Inc.	204,456
7,200	Rockwell Automation, Inc.	495,936
23,120	W.W. Grainger, Inc.	2,078,951

		18,937,841

Information Technology (21.3%)
60,270	Accenture Ltd., Class A	2,353,543
18,300	Amazon.com, Inc. (a)	1,631,445
2,160	Apple Computer, Inc. (a)	410,292
10,800	Automatic Data Processing, Inc.	535,248
6,400	Avnet, Inc. (a)	267,008
25,290	BMC Software, Inc. (a)	855,814
173,490	Cisco Systems, Inc. (a)	5,735,579
23,040	Computer Sciences Corp. (a)	1,345,306
50,230	Electronic Data Systems Corp.	1,084,466
17,920	Fiserv, Inc. (a)	992,768
57,550	Hewlett-Packard Co.	2,974,184
11,800	Intel Corp.	317,420
51,380	International Business Machines Corp.	5,966,246
34,700	Juniper Networks, Inc. (a)	1,249,200
13,700	McAfee, Inc. (a)	566,495
216,330	Microsoft Corp.	7,963,107
32,770	Novell, Inc. (a)	247,741
30,950	NVIDIA Corp. (a)	1,095,011
74,290	Texas Instruments, Inc.	2,421,854

		38,012,727

Materials (1.6%)
12,720	Eastman Chemical Co.	847,025
7,500	Southern Copper Corp.	1,047,750

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials, continued
8,080	United States Steel Corp.	871,832

		2,766,607

Telecommunications (0.4%)
16,400	Verizon Communications, Inc.	755,548

Transportation (1.1%)
55,210	AMR Corp. (a)	1,325,040
2,400	Union Pacific Corp.	307,296
3,300	United Parcel Service, Inc., Class B	247,830

		1,880,166

Total Common Stocks (Cost $157,186,345)		176,382,558

Investment Companies (1.1%)
2,024,381	Victory Institutional Money Market Fund, Investor Shares, 4.79% (b)	2,024,381

Total Investment Companies (Cost $2,024,381)		2,024,381

Total Investments (Cost $159,210,726) (c)—100.1%		178,406,939
Liabilities in excess of other assets — (0.1)%		(240,595)

NET ASSETS — 100.0%		$178,166,344

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(c)	Cost for federal income tax purposes is $159,643,813. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$23,435,783
Unrealized depreciation	(4,672,657)

Net unrealized appreciation	$18,763,126

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.3%)
Consumer Discretionary (11.5%)
24,650	Big Lots, Inc. (a)	591,107
39,030	CBS Corp., Class B	1,120,161
34,260	Colgate-Palmolive Co.	2,613,010
10,900	Kimberly-Clark Corp.	772,701
9,910	Manpower, Inc.	740,673
60,285	McDonald’s Corp.	3,599,015
19,400	McGraw-Hill Cos., Inc. (The)	970,776
44,060	Omnicom Group, Inc.	2,246,179
53,610	RadioShack Corp.	1,105,438
13,460	Sherwin-Williams Co. (The)	860,363
82,400	TJX Cos., Inc. (The)	2,383,832
43,630	Walt Disney Co. (The)	1,510,907

		18,514,162

Consumer Staples (8.1%)
23,020	Altria Group, Inc.	1,678,849
60,850	ConAgra Foods, Inc.	1,443,971
22,800	Costco Wholesale Corp.	1,533,528
28,800	International Paper Co.	1,064,448
16,021	Kraft Foods, Inc.	535,262
82,850	Kroger Co. (The)	2,434,961
46,695	PepsiCo, Inc.	3,442,355
58,400	Sara Lee Corp.	965,936

		13,099,310

Energy (13.7%)
34,320	ConocoPhillips	2,915,827
32,580	Constellation Energy Group	3,085,326
15,130	Devon Energy Corp.	1,413,142
30,980	ENSCO International, Inc.	1,719,080
58,340	Exxon Mobil Corp.	5,366,697
52,220	Halliburton Co.	2,058,512
47,680	Marathon Oil Corp.	2,819,319
46,660	NiSource, Inc.	954,197
23,910	Valero Energy Corp.	1,683,981

		22,016,081

Financials (17.0%)
23,810	Allstate Corp. (The)	1,247,644
80,420	Bank of America Corp.	3,882,677
15,940	Bear Stearns Cos., Inc. (The)	1,810,784
83,550	Citigroup, Inc.	3,500,745
17,800	Freddie Mac	929,694
13,500	Goldman Sachs Group, Inc. (The)	3,346,920
102,375	JPMorgan Chase & Co.	4,811,625
7,600	Morgan Stanley	511,176
14,790	Prudential Financial, Inc.	1,430,489
66,760	Travelers Cos., Inc. (The)	3,485,540
35,100	Wells Fargo & Co.	1,193,751
16,640	XL Capital Ltd., Class A	1,197,248

		27,348,293

Health Care (12.7%)
52,930	Aetna, Inc.	2,973,078
63,710	Baxter International, Inc.	3,823,237
32,730	Biogen Idec, Inc. (a)	2,436,421
41,126	Johnson & Johnson	2,680,181
57,010	McKesson Corp.	3,768,361
32,310	Merck & Co., Inc.	1,882,381
117,038	Pfizer, Inc.	2,880,305

		20,443,964

Industrials (9.2%)
12,070	Cummins, Inc.	1,447,917
54,650	Emerson Electric Co.	2,856,556
42,030	Honeywell International, Inc.	2,539,032
22,860	Lockheed Martin Corp.	2,515,515
24,660	Northrop Grumman Corp.	2,062,069
17,270	Terex Corp. (a)	1,281,779
4,580	Textron, Inc.	316,982
19,490	W.W. Grainger, Inc.	1,752,541

		14,772,391

Information Technology (16.8%)
66,100	Accenture Ltd., Class A	2,581,205
20,750	Avnet, Inc. (a)	865,690
36,130	BMC Software, Inc. (a)	1,222,639
85,960	Cisco Systems, Inc. (a)	2,841,838
17,980	Computer Sciences Corp. (a)	1,049,852
14,190	Fiserv, Inc. (a)	786,126
90,420	Hewlett-Packard Co.	4,672,905
24,340	International Business Machines Corp.	2,826,361
63,400	Juniper Networks, Inc. (a)	2,282,400
145,190	Microsoft Corp.	5,344,444
79,970	Texas Instruments, Inc.	2,607,022

		27,080,482

Materials (2.7%)
25,990	PPG Industries, Inc.	1,942,493
17,000	Southern Copper Corp.	2,374,900

		4,317,393

Real Estate Investment Trusts (0.8%)
13,260	Simon Property Group, Inc.	1,380,499

Telecommunications (3.9%)
150,046	AT&T, Inc.	6,270,422

Transportation (1.8%)
42,450	AMR Corp. (a)	1,018,800
14,670	Union Pacific Corp.	1,878,347

		2,897,147

Utilities (1.1%)
37,080	PG&E Corp.	1,814,324

Total Common Stocks (Cost $145,631,917)		159,954,468

Investment Companies (0.8%)
1,323,014	Victory Institutional Money Market Fund, Investor Shares, 4.79% (b)	1,323,014

Total Investment Companies (Cost $1,323,014)		1,323,014

Total Investments (Cost $146,954,931) (c)—100.1%		161,277,482
Liabilities in excess of other assets — (0.1)%		(118,336)

NET ASSETS — 100.0%		$161,159,146

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(c)	Cost for federal income tax purposes is $147,058,984. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$19,792,126
Unrealized depreciation	(5,573,628)

Net unrealized appreciation	$14,218,498

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.6%)
Consumer Discretionary (9.4%)
6,040	Avon Products, Inc.	247,519
50,490	CBS Corp., Class B	1,449,063
32,290	Colgate-Palmolive Co.	2,462,758
27,430	Family Dollar Stores, Inc.	695,351
6,350	Goodyear Tire & Rubber Co. (The) (a)	191,453
30,270	Hasbro, Inc.	903,560
4,480	ITT Educational Services, Inc. (a)	569,811
12,800	Kimberly-Clark Corp.	907,392
2,200	Liberty Media Corp. - Capital, Series A (a)	274,956
27,700	McDonald’s Corp.	1,653,690
9,300	McGraw-Hill Cos., Inc. (The)	465,372
36,980	Omnicom Group, Inc.	1,885,240
17,490	RadioShack Corp.	360,644
14,900	Tech Data Corp. (a)	586,017
30,980	TJX Cos., Inc. (The)	896,251
23,740	Walt Disney Co. (The)	822,116

		14,371,193

Consumer Staples (7.5%)
22,404	Altria Group, Inc.	1,633,924
71,470	ConAgra Foods, Inc.	1,695,983
11,000	Costco Wholesale Corp.	739,860
26,900	Eastman Kodak Co.	770,954
3,600	Genuine Parts Co.	176,652
45,160	International Paper Co.	1,669,114
53,170	Kroger Co. (The)	1,562,666
17,010	PepsiCo, Inc.	1,253,977
4,800	Pitney Bowes, Inc.	192,192
10,700	Procter & Gamble Co. (The)	743,864
63,700	Sara Lee Corp.	1,053,598

		11,492,784

Energy (17.5%)
7,890	Atmos Energy Corp.	221,315
50,190	Chevron Corp.	4,592,887
31,800	CMS Energy Corp.	539,646
22,790	Constellation Energy Group	2,158,213
9,810	Devon Energy Corp.	916,254
106,108	Exxon Mobil Corp.	9,760,875
10,770	Frontier Oil Corp.	493,158
39,000	Marathon Oil Corp.	2,306,070
7,200	McDermott International, Inc. (a)	439,632
18,400	Murphy Oil Corp.	1,354,792
10,700	Noble Energy, Inc.	818,978
67,420	Reliant Energy, Inc. (a)	1,855,398
4,460	Sempra Energy	274,335
6,620	Tidewater, Inc.	361,915
10,660	Valero Energy Corp.	750,784

		26,844,252

Financials (29.6%)
24,690	ACE Ltd.	1,496,461
28,820	Allstate Corp. (The)	1,510,168
5,700	Arch Capital Group Ltd. (a)	426,189
1,730	AvalonBay Communities, Inc.	212,184
111,940	Bank of America Corp.	5,404,463
10,140	Boston Properties, Inc.	1,098,568
22,970	Chubb Corp. (The)	1,225,449
125,460	Citigroup, Inc.	5,256,774
14,650	Discover Financial Services	282,745
4,540	Everest Re Group Ltd.	483,692
24,100	Fannie Mae	1,374,664
18,300	Freddie Mac	955,809
14,040	Goldman Sachs Group, Inc. (The)	3,480,797
12,250	Hospitality Properties Trust	485,100
118,199	JPMorgan Chase & Co.	5,555,353
16,790	Loews Corp.	824,221
1,800	MasterCard, Inc., Class A	341,190
37,200	Morgan Stanley	2,502,072
17,100	Northern Trust Corp.	1,286,091
13,500	PartnerRe Ltd.	1,123,875
10,000	RenaissanceRe Holdings Ltd.	583,400
35,470	SAFECO, Inc.	2,053,713
10,100	State Street Corp.	805,677
18,270	SunTrust Banks, Inc.	1,326,402
56,700	Travelers Cos., Inc. (The)	2,960,307
72,700	Wells Fargo & Co.	2,472,527

		45,527,891

Health Care (7.0%)
20,930	AmerisourceBergen Corp.	986,012
36,970	Baxter International, Inc.	2,218,570
19,300	Biogen Idec, Inc. (a)	1,436,692
15,300	Humana, Inc. (a)	1,146,735
11,590	Johnson & Johnson	755,320
8,500	Kinetic Concepts, Inc. (a)	510,850
149,500	Pfizer, Inc.	3,679,195

		10,733,374

Industrials (9.7%)
10,520	Cummins, Inc.	1,261,979
28,360	Emerson Electric Co.	1,482,377
11,660	Fluor Corp.	1,842,280
99,160	General Electric Co.	4,081,426
5,200	General Motors Corp.	203,788
22,170	Honeywell International, Inc.	1,339,290
15,590	Lockheed Martin Corp.	1,715,524
20,100	Raytheon Co.	1,278,561
11,970	SPX Corp.	1,212,561
3,300	Teleflex, Inc.	241,593
3,320	Terex Corp. (a)	246,410

		14,905,789

Information Technology (2.6%)
27,350	Accenture Ltd., Class A	1,068,017
9,860	Avnet, Inc. (a)	411,359
15,040	BMC Software, Inc. (a)	508,954
17,303	Hewlett-Packard Co.	894,219
11,900	Juniper Networks, Inc. (a)	428,400
17,190	McAfee, Inc. (a)	710,807

		4,021,756

Materials (3.5%)
24,900	AK Steel Holding Corp. (a)	1,248,237
59,210	Celanese Corp., Series A	2,484,452
12,200	Eastman Chemical Co.	812,398
5,350	Lubrizol Corp. (The)	363,158
5,000	United States Steel Corp.	539,500

		5,447,745

Real Estate Investment Trusts (1.2%)
7,950	AMB Property Corp.	519,532
15,770	Brandywine Realty Trust	407,970
38,440	HRPT Properties Trust	360,952
1,700	SL Green Realty Corp.	205,122

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
9,000	Weingarten Realty Investors	344,340

		1,837,916

Telecommunications (6.8%)
177,911	AT&T, Inc.	7,434,901
5,160	CenturyTel, Inc.	227,298
7,000	CommScope, Inc. (a)	330,190
5,800	Telephone & Data Systems, Inc.	404,840
44,220	Verizon Communications, Inc.	2,037,215

		10,434,444

Transportation (1.5%)
35,250	Con-Way, Inc.	1,502,002
17,090	Continental Airlines, Inc., Class B (a)	587,042
9,700	US Airways Group, Inc. (a)	268,302

		2,357,346

Utilities (3.3%)
48,790	Edison International	2,834,211
48,560	Northeast Utilities	1,497,105
15,790	ONEOK, Inc.	788,552

		5,119,868

Total Investments (Cost $140,049,203) (b)—99.6%		153,094,358
Other assets in excess of liabilities — 0.4%		647,262

NET ASSETS — 100.0%		$153,741,620

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $140,203,511. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$18,175,932
Unrealized depreciation	(5,285,085)

Net unrealized appreciation	$12,890,847

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (31.9%)
Consumer Discretionary (3.8%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,657,147
2,990,000	Comcast Corp., 5.85%, 11/15/15	3,015,828
4,600,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	4,927,915
1,900,000	Lowe’s Cos., Inc., 5.40%, 10/15/16	1,867,533

		11,468,423

Consumer Staples (3.4%)
625,000	Bestfoods, Series F, 6.63%, 4/15/28, MTN	668,105
300,000	Kellogg Co., 2.88%, 6/1/08	296,170
1,500,000	Kimberly-Clark, 6.13%, 8/1/17	1,581,955
340,000	Science Applications International Corp., 7.13%, 7/1/32	370,847
3,360,000	Science Applications International Corp., 5.50%, 7/1/33	2,880,393
1,610,000	Starbucks Corp., 6.25%, 8/15/17	1,645,871
3,000,000	Wal-Mart Stores, Inc., 5.88%, 4/5/27	2,948,718

		10,392,059

Energy (4.4%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,127,078
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,172,419
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,427,069
1,905,000	Halliburton Co., 8.75%, 2/15/21	2,410,907
1,675,000	Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	1,703,413
3,625,000	Smith International, Inc., 6.00%, 6/15/16	3,662,327

		13,503,213

Financials (9.3%)
Banking (3.6%)
736,351	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	713,104
3,700,000	Merrill Lynch & Co., Series C, 5.90% (a), 6/5/12, MTN	3,585,300
1,600,000	Merrill Lynch & Co., 5.70%, 5/2/17	1,532,179
1,300,000	US Bank NA, 6.30%, 2/4/14	1,379,173
2,110,000	US Bank NA, Series BKNT, 4.95%, 10/30/14	2,081,287
1,825,000	Washington Mutual Bank, 5.93% (a), 5/20/13	1,695,421

		10,986,464

Financial Services (5.7%)
1,225,000	Charles Schwab Corp., Series MTNA, 6.38%, 9/1/17, MTN	1,259,080
1,500,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	1,449,068
1,200,000	Eaton Vance Corp., 6.50%, 10/2/17	1,227,270
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	1,054,940
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	505,273
1,000,000	International Lease Finance Corp., Series MTNP, 5.64% (a), 1/15/10, MTN	1,000,140
3,450,000	International Lease Finance Corp., 5.59% (a), 7/13/12	3,413,278
2,000,000	JP Morgan Chase & Co., 5.60%, 6/1/11	2,031,858
825,000	Textron Financial Corp., 5.13%, 11/1/10	823,360
2,284,324	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	2,237,824
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/08 @ 100, MTN	2,415,766

		17,417,857

		28,404,321

Industrials (0.8%)
2,400,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,348,494

Information Technology (0.2%)
625,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	607,604

Materials (0.7%)
2,150,000	Placer Dome, Inc., 6.45%, 10/15/35	2,127,102

Pharmaceuticals (2.0%)
950,000	Abbott Laboratories, 5.60%, 5/15/11	971,383
4,200,000	Eli Lilly & Co., 5.50%, 3/15/27	4,066,621
872,000	Pharmacia Corp., 6.75%, 12/15/27	989,177

		6,027,181

Supranational Agency (2.4%)
1,860,000	African Development Bank, 6.88%, 10/15/15	2,048,628
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,340,098

		7,388,726

Telecommunications (2.1%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,898,680
1,550,000	Harris Corp., 5.00%, 10/1/15	1,450,663

		6,349,343

Transportation (2.1%)
811,977	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	789,421
4,087,716	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	4,435,172

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Transportation, continued
1,000,000	U.S. Department of Transportation, 6.00%, 12/7/21 (b)	1,062,650

		6,287,243

Utilities (0.7%)
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,092,237

Total Corporate Bonds (Cost $96,666,724)		96,995,946

Municipal Bonds (0.7%)
California (0.7%)
2,215,000	California State GO, Series A, 5.17%, 10/1/37, Callable 4/1/09 @ 100	2,220,471

Total Municipal Bonds (Cost $2,215,000)		2,220,471

Collateralized Mortgage Obligations (2.6%)
8,038,102	WAMU Mortgage Pass-Through Certificate, Series 2007- HY7, Class 3A1, 5.92%, 7/25/37	8,045,477

Total Collateralized Mortgage Obligations (Cost $8,011,433)		8,045,477

U.S. Government Agency Mortgage-Backed Obligations (33.8%)
Federal Home Loan Mortgage Corp. (10.9%)
2,768,554	5.50%, 4/1/21	2,773,856
2,229,799	4.50%, 8/1/33	2,081,676
2,695,095	5.00%, 5/1/34	2,593,520
4,813,850	5.50%, 3/1/35	4,745,151
1,779,635	6.00%, 4/1/36	1,791,723
6,295,966	5.84%, 12/1/36	6,361,050
6,367,497	6.00%, 12/1/36	6,410,747
3,319,165	5.50%, 1/1/37	3,235,557
2,788,656	6.50%, 5/1/37	2,856,538

		32,849,818

Federal National Mortgage Assoc. (22.1%)
1,982,002	4.50%, 6/1/14	1,961,197
3,171,927	4.50%, 3/1/19	3,072,366
807,423	4.50%, 10/1/33	754,463
2,706,103	5.00%, 1/1/34	2,604,927
756,164	5.00%, 3/1/34	727,892
3,837,820	5.08%(a), 9/1/34	3,798,751
3,749,460	5.10%(a), 10/1/34	3,753,273
2,892,652	5.50%, 2/1/35	2,857,101
6,752,561	5.50%, 2/1/35	6,669,572
2,547,285	5.00%, 4/1/35	2,447,768
2,601,416	6.00%, 4/1/35	2,626,709
8,188,000	5.50%, 7/25/35	8,093,141
1,423,654	5.00%, 8/1/35	1,367,979
3,410,312	5.00%, 8/1/35	3,276,943
3,988,399	5.50%, 10/1/35	3,935,124
2,542,638	6.00%, 12/1/35	2,564,508
1,809,798	6.50%, 6/1/36	1,852,893
2,901,623	6.50%, 6/1/36	2,970,716
2,362,774	6.00%, 10/1/36	2,380,992
3,211,073	5.50%, 12/1/36	3,133,199
6,564,555	5.60%(a), 1/1/37	6,607,915

		67,457,429

Government National Mortgage Assoc. (0.8%)
2,406,896	5.50%, 11/15/35	2,393,678

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $101,450,626)		102,700,925

U.S. Government Agencies (9.6%)
Federal Home Loan Bank (2.7%)
1,000,000	5.50%, 4/17/09, Callable 11/17/07 @ 100	1,000,500
1,000,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	1,000,271
3,000,000	7.63%, 5/14/10	3,232,914
400,000	5.00%(a), 5/26/10	406,196
2,000,000	4.00%, 12/30/10, Callable 12/30/07 @ 100	2,004,430
535,000	4.87%, 9/7/12, Callable 11/19/07 @ 100	532,227

		8,176,538

Federal Home Loan Mortgage Corp. (5.7%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,067,955
1,500,000	6.00%, 11/20/15, Callable 11/20/07 @ 100	1,501,041
9,665,000	5.13%, 11/17/17	9,784,459
3,000,000	6.25%, 4/7/21, Callable 4/7/08 @ 100	3,009,666

		17,363,121

Federal National Mortgage Assoc. (0.8%)
1,100,000	5.25%, 12/28/09, Callable 12/28/07 @ 100	1,101,298
1,350,000	5.50%, 7/9/10, Callable 1/9/09 @ 100	1,362,015

		2,463,313

Small Business Administration Corp. (0.4%)
1,239,555	6.34%, 8/1/11	1,265,408

Total U.S. Government Agencies (Cost $28,818,363)		29,268,380

U.S. Treasury Obligations (19.6%)
U.S. Treasury Bonds (1.5%)
2,850,000	7.88%, 2/15/21	3,728,604
700,000	5.50%, 8/15/28	764,967

		4,493,571

U.S. Treasury Notes (18.1%)
5,100,000	5.50%, 5/15/09	5,219,534
16,500,000	6.50%, 2/15/10	17,416,525
13,000,000	4.75%, 3/31/11	13,312,819
2,516,000	4.63%, 7/31/12	2,567,895
5,000,000	4.75%, 5/15/14	5,140,235
8,145,000	5.13%, 5/15/16	8,550,979
3,000,000	4.63%, 11/15/16	3,041,253

		55,249,240

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Shares	Security Description	Value ($)
U.S. Treasury Obligations, continued
Total U.S. Treasury Obligations (Cost $58,167,357)		59,742,811

Investment Companies (1.1%)
3,303,694	Victory Institutional Money Market Fund, Investor Shares, 4.79% (c)	3,303,694

Total Investment Companies (Cost $3,303,694)		3,303,694

Total Investments (Cost $298,633,197) (d)—99.3%		302,277,704
Other assets in excess of liabilities — 0.7%		2,006,301

NET ASSETS — 100.0%		$304,284,005

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2007.
(b)	Restricted Security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(d)	Cost for federal income tax purposes is $298,633,197. Unrealized appreaciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$5,016,399
Unrealized depreciation	(1,371,892)
Net unrealized appreciation	$3,644,507

GO	General Obligation
MTN	Medium Term Note

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (98.9%)
Alabama (0.5%)
1,360,000	Birmingham Baptist Medical Centers, Special Care Facilities Financing Authority Revenue, Series A, 5.00%, 11/15/30, Callable 11/15/15 @ 100	1,329,781

Arizona (3.6%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	6,180,317
2,150,000	Phoenix Civic Improvement Corp., Wastewater Revenue, 5.25%, 7/1/16, Callable 7/1/08 @ 100, MBIA	2,152,773
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,708,956

		10,042,046

Arkansas (0.7%)
1,985,000	Arkansas State Development Finance Authority, AMT, 4.80%, 7/1/26, Callable 1/1/16 @ 100	1,946,511

California (0.5%)
1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,292,876

Colorado (0.6%)
1,700,000	Interlocken Metropolitan District GO, Series A, 5.75%, 12/15/19, Callable 12/15/09 @ 101, Radian	1,767,490

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,054,440

Florida (4.4%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,738,070
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,104,480
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,147,580
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,374,826

		12,364,956

Georgia (3.7%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,496,152
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	476,479
6,420,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,387,494

		10,360,125

Hawaii (56.8%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,154,710
15,375,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	16,602,694
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,020,280
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	663,516
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Prerefunded 7/15/11 @ 100, FGIC	1,138,538
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Prerefunded 7/15/11 @ 100, FGIC	1,432,527
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Prerefunded 5/15/09 @ 101, FSA	2,081,600
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @100, AMBAC	3,142,500
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,167,280
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,097,840
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,506,904
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Prerefunded 7/1/08 @ 102, MBIA	2,579,175
1,500,000	Hawaii Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,582,245
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/08 @ 100, AMBAC	2,342,738
4,100,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B-2, 5.25% (b), 7/1/33, Radian	4,100,000

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,215,900
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,411,290
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,414,085
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,463,560
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,513,500
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 12/17/07 @ 101, FGIC	1,536,948
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 12/17/07 @ 101, FGIC	1,248,770
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 12/17/07 @ 101, FGIC	869,589
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 12/17/07 @ 101, FGIC	596,579
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,106,180
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,106,180
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	563,190
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,060,760
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,885,744
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,647,469
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,200,947
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,021,890
1,350,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,416,744
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,655,083
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/08 @ 101.50, FNMA	2,037,080
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,088,325
10,865,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	10,925,627
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,539,194
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,731,420
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,282,951
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	939,768
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,166,751
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,029,325
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	939,012
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,688,364
1,670,000	Honolulu City & County GO, Series A, 5.63%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,700,327
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,624,500
1,000,000	Honolulu City & County GO, Series B, 5.13%, 7/1/10, Prerefunded 7/1/09 @ 101, FGIC	1,037,280
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	687,674
2,595,000	Honolulu City & County GO, Series B, 5.13%, 7/1/18, Prerefunded 7/1/09 @ 101, FGIC	2,691,742
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,579,300
6,450,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	6,814,747
1,570,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/32, Callable 7/1/16 @ 100, MBIA	1,627,949
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,051,320
2,155,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	2,271,542
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,395,784
1,000,000	Maui County GO, 6.00%, 12/15/08, ETM, FGIC	1,028,180
1,160,000	Maui County GO, Series A, 5.13%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,177,887

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,040,000	Maui County GO, Series A, 5.38%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,073,068
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,176,120
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,084,030
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,306,256
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,084,030

		158,326,508

Illinois (1.8%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,201,960
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (c), 2/1/23, FGIC	2,765,106

		4,967,066

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,071,450

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,349,275

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,063,600

Michigan (2.0%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,199,140
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,487,954

		5,687,094

Minnesota (1.1%)
3,000,000	St Paul Minnesota Housing & Redevelopment Authority, Health Care Facilities Revenue, HealthPartners Obligation Group PJ, 5.25%, 5/15/36, Callable 11/15/16 @ 100	2,955,000

Missouri (0.8%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,121,640

New York (4.6%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,131,220
5,165,000	New York, New York GO, Series J, 5.00%, 6/1/21, Callable 6/1/16 @ 100	5,433,115
5,000,000	New York, New York GO, Series J, 5.00%, 6/1/24, Callable 6/1/16 @ 100	5,223,050

		12,787,385

Ohio (1.9%)
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,204,246
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	837,302
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	213,778
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,068,610

		5,323,936

Oregon (3.1%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Prerefunded 6/15/11 @ 100, FGIC	3,283,489
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Prerefunded 8/1/10 @ 100, FGIC	5,303,200

		8,586,689

Puerto Rico (1.3%)
2,010,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 4.66% (c), 7/1/30, FGIC	689,309

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Puerto Rico, continued
3,000,000	Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/1/26, Callable 7/1/17 @ 100	3,073,710

		3,763,019

Texas (4.1%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,492,596
5,275,000	Galena Park Texas Independent School District, 4.95%, 8/15/27, PSF-GTD	2,072,442
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,440,559
2,130,000	Harris County Texas GO, 4.67%, 8/15/23, MBIA	1,040,931
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,087,840
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,456,783

		11,591,151

Washington (5.4%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,604,722
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,080,640
1,125,000	Skagit County Public Hospital District GO, Series B, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,218,712
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Prerefunded 12/1/09 @ 100, MBIA	1,046,030
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,049,459
4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Prerefunded 7/1/10 @ 100	4,220,840

		15,220,403

Total Investments (Cost $263,987,510) (d)—98.9%		275,972,441
Other assets in excess of liabilities — 1.1%		2,952,479

NET ASSETS — 100.0%		$278,924,920

(a)	Rate periodically changes. Rate disclosed is rate effective October 31, 2007.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(c)	Rate represents the effective yield at purchase.
(d)	Cost for federal income tax purposes is $263,987,510. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$12,306,529
Unrealized depreciation	(321,598)

Net unrealized appreciation	$11,984,931

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
PSF-GTD	Insured by Public School Funding Guarantee
XLCA	Insured by XL Capital Assurance

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (22.6%)
Consumer Discretionary (8.1%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,261,273
2,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	2,043,546
690,000	Lowe’s Cos., Inc., 5.40%, 10/15/16	678,209
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,233,558

		5,216,586

Consumer Staples (0.8%)
45,000	Diageo Capital PLC, 5.20%, 1/30/13	44,835
225,000	Kroger Co., 5.50%, 2/1/13	225,967
250,000	PepsiCo, Inc., 5.15%, 5/15/12	253,672

		524,474

Financials (10.1%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	326,001
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	861,659
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	527,470
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	90,709
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	255,893
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	45,317
1,000,000	HSBC Finance Corp., 5.50%, 1/19/16	978,978
1,000,000	MetLife, Inc., 5.00%, 6/15/15	956,029
1,500,000	Morgan Stanley, 5.63%, 1/9/12	1,522,767
1,000,000	Toyota Motor Credit Corp., 5.50%, 9/22/11, Callable 9/22/08 @ 100	1,003,757

		6,568,580

Health Care (1.7%)
875,000	Eli Lilly & Co., 5.20%, 3/15/17	864,423
200,000	Johnson & Johnson, 5.15%, 8/15/12	204,183

		1,068,606

Industrials (0.4%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	126,400
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	158,698

		285,098

Real Estate Investment Trust (1.5%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	990,919

Total Corporate Bonds (Cost $14,701,158)		14,654,263

U.S. Government Agency Mortgage-Backed Obligations (27.9%)
Federal Home Loan Mortgage Corp. (18.2%)
591,237	5.00%, 1/1/19	584,527
1,181,186	4.50%, 4/1/19	1,145,809
1,018,893	4.50%, 12/1/19	986,910
906,082	6.00%, 6/1/21	921,512
1,473,725	5.16%(a), 11/1/35	1,460,919
1,522,561	6.50%, 9/1/36	1,559,894
5,100,000	6.00%, 10/1/37	5,133,131

		11,792,702

Federal National Mortgage Assoc. (9.7%)
566,856	5.00%, 5/1/19	559,379
1,651,679	6.50%, 6/1/36	1,691,005
4,003,106	5.47%(a), 4/1/37	4,041,536

		6,291,920

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $17,941,573)		18,084,622

U.S. Government Agencies (43.8%)
Federal Farm Credit Bank (3.5%)
130,000	3.61%, 4/15/08(b)	129,474
610,000	3.50%, 7/28/08, Callable 11/20/07 @ 100	605,426
200,000	3.38%, 3/16/09, Callable 11/20/07 @ 100	197,268
415,000	4.25%, 2/22/10, Callable 11/20/07 @ 100	412,540
1,000,000	4.70%, 8/11/10, Callable 11/20/07 @ 100	998,244

		2,342,952

Federal Home Loan Bank (30.7%)
254,167	3.75%, 2/6/08(c)	253,542
250,000	3.50%, 4/15/08, Callable 11/19/07 @ 100	248,694
575,000	6.19%, 5/6/08	579,538
275,000	5.05%, 5/28/08, Callable 1/26/08 @ 100	275,092
1,650,000	5.13%, 8/8/08	1,657,229
100,000	4.00%, 2/20/09, Callable 11/20/07 @ 100	99,439
275,000	5.25%, 2/27/09, Callable 11/27/07 @ 100	275,167
100,000	4.00%, 10/30/09, Callable 1/30/08 @ 100	99,231
1,000,000	5.00%, 11/3/09	1,013,009
500,000	4.38%, 2/2/10, Callable 11/19/07 @ 100	497,963
4,875,000	5.00%, 3/12/10	4,945,853
200,000	4.20%, 5/7/10(c)	198,498
4,000,000	4.88%, 5/14/10	4,049,164
200,000	4.00%, 7/30/10, Callable 1/30/08 @ 100	197,608
160,000	4.22%, 7/30/10(c)	158,692
200,000	4.06%, 8/6/10, Callable 11/6/07 @ 100	197,792
1,750,000	4.13%(d), 8/13/10	1,738,693
700,000	5.25%, 6/10/11	718,185
1,500,000	5.63%, 3/5/12	1,500,195
1,150,000	5.13%, 8/14/13	1,174,331

		19,877,915

Federal Home Loan Mortgage Corp. (6.5%)
2,650,000	5.13%, 10/15/08	2,668,961
1,000,000	5.25%, 1/18/11, Callable 1/18/08 @ 100	1,001,679
550,000	4.75%, 3/5/12	553,551

		4,224,191

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal National Mortgage Assoc. (3.1%)
2,000,000	4.38%, 9/15/12	1,979,600

Total U.S. Government Agencies (Cost $28,150,101)		28,424,658

U.S. Treasury Obligations (4.8%)
U.S. Treasury Notes (4.8%)
3,000	3.00%, 2/15/08	2,992
64,000	2.63%, 5/15/08	63,505
75,000	3.25%, 8/15/08	74,502
67,000	3.13%, 10/15/08	66,440
175,000	3.00%, 2/15/09	172,854
2,000,000	4.88%, 6/30/09	2,029,532
300,000	3.88%, 5/15/10	299,742
393,000	3.63%, 6/15/10	390,267

Total U.S. Treasury Obligations (Cost $3,102,002)		3,099,834

Money Market Fund (0.0%)
791	Dreyfus Cash Management, 5.05%(a)	791

		791

Total Money Market Fund (Cost $791)
Total Investments (Cost $63,895,625) (e)—99.1%		64,264,168
Other assets in excess of liabilities — 0.9%		597,908

NET ASSETS — 100.0%		$64,862,076

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(b)	Security continuously callable with seven days notice.
(c)	Security continuously callable with five days notice.
(d)	Rate represents effective yield at purchase.
(e)	Cost for federal income tax purposes is $63,895,625. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$578,428
Unrealized depreciation	(209,885)

Net unrealized appreciation	$368,543

MTN	Medium Term Note
PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (99.0%)
Arizona (1.0%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	488,030

Florida (1.7%)
780,000	Highlands County Florida Health Facilities, 5.00%, 11/15/11	806,980

Guam (4.7%)
860,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series A, 0.00% (a), 5/15/09, 5.00% effective 11/15/07	868,634
1,350,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series B, 0.00% (a), 5/15/15, 5.40% effective 11/15/07	1,381,509

		2,250,143

Hawaii (61.2%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,068,380
610,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	658,709
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,038,950
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	722,681
1,680,000	Hawaii Pacific Health Special Purpose Revenue, Series B, 5.25% (b), 7/1/33, Radian	1,680,000
1,000,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	1,078,470
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, ETM, FSA-CR	1,038,670
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,009,000
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/08 @ 101, FGIC	672,415
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,017,360
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,063,320
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,269,012
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,071,420
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,793,758
2,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 4.50%, 1/1/08	2,107,989
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,007,100
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	767,213
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,043,817
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	861,080
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,179,141
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,036,160
1,000,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	1,054,080
1,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	1,060,790
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,181,593

		29,481,108

Illinois (2.2%)
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,046,600

Michigan (1.7%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	796,245

Minnesota (3.3%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,581,300

New Jersey (2.1%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,024,210

New York (6.4%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	1,002,000
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,070,000
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,023,680

		3,095,680

Oklahoma (4.2%)
625,000	McClain County Oklahoma Economic Development Authority Educational Facilities Lease Revenue, 5.00%, 9/1/10	642,500

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Oklahoma, continued
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/08 @ 101	1,374,819

		2,017,319

Pennsylvania (2.3%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,104,881

Puerto Rico (6.1%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,360,032
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	548,145
1,000,000	University Puerto Rico University Revenue, Series P, 5.00%, 6/1/12	1,045,630

		2,953,807

Utah (2.1%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, AMT, 5.90%, 11/1/07, AMBAC	1,000,053

Total Investments (Cost $47,378,562) (c)—99.0%		47,646,356
Other assets in excess of liabilities — 1.0%		495,117

NET ASSETS — 100.0%		$48,141,473

(a)	Rate periodically changes. Rate disclosed is rate effective October 31, 2007
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(c)	Cost for federal income tax purposes is $47,378,562. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$326,791
Unrealized depreciation	(58,997)

Net unrealized appreciation	$267,794

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
FSA	Insured by Federal Security Assurance
FSA-CR	Insured by Federal Security Assurance Custodial Receipts
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2007

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (97.9%)
Federal Farm Credit Bank (6.6%)
1,480,000	4.60%, 8/8/08, Callable 11/20/07 @ 100	1,479,260
3,800,000	5.20%, 8/16/11	3,890,839

		5,370,099

Federal Home Loan Bank (91.3%)
100,000	3.02%, 11/6/07	99,964
3,810,000	5.05%, 12/14/07	3,809,731
1,550,000	5.00%, 12/17/07, Callable 11/17/07 @ 100	1,550,362
1,375,000	5.00%, 1/28/08	1,376,002
10,000	4.00%, 2/22/08, Callable 11/22/07 @ 100	9,979
1,500,000	4.61%, 2/28/08, Callable 11/28/07 @ 100	1,499,595
1,000,000	5.10%, 3/6/08	1,001,466
1,185,000	4.25%, 4/21/08, Callable 1/21/08 @ 100	1,182,494
3,875,000	5.13%, 8/8/08	3,891,976
5,850,000	4.63%, 11/21/08	5,860,588
4,000,000	5.13%, 11/28/08, Callable 11/28/07 @ 100	4,001,808
8,000,000	5.00%, 2/20/09, Callable 2/8/10 @ 100	8,059,048
1,000,000	5.13%(a), 3/2/09, Callable 11/14/07 @ 100	1,000,601
2,625,000	5.25%, 6/11/09, Callable 6/11/08 @ 100	2,636,931
3,825,000	5.25%, 8/5/09	3,882,910
1,825,000	5.00%, 9/18/09	1,847,460
5,875,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	5,876,592
4,000,000	5.00%, 3/12/10	4,058,136
2,500,000	4.38%, 3/17/10	2,503,243
4,650,000	4.38%, 9/17/10	4,649,447
1,985,000	4.85%, 2/4/11	2,011,023
4,000,000	4.63%, 2/18/11	4,025,248
5,450,000	5.25%, 6/10/11	5,591,586
2,000,000	5.60%, 6/28/11	2,075,160
750,000	5.38%, 8/19/11	772,449
1,000,000	4.88%, 11/18/11	1,011,574

		74,285,373

Total U.S. Government Agencies (Cost $78,927,433)		79,655,472

U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes (0.8%)
680,000	4.13%, 8/31/12	679,522

Total U.S. Treasury Obligations (Cost $678,180)		679,522

Total Investments (Cost $79,605,613) (b)—98.7%		80,334,994
Other assets in excess of liabilities — 1.3%		1,063,988

NET ASSETS — 100.0%		$81,398,982

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2007.
(b)	Cost for federal income tax purposes is $79,605,613. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$731,292
Unrealized depreciation	(1,911)

Net unrealized appreciation	$729,381

See Accompanying Notes to Schedules of Portfolio Investments

Notes to Schedules of Portfolio Investments

October 31, 2007

(Unaudited)

1. Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records a realized gain or losse equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market values of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin”, and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of October 31, 2007, the Fund had no open futures contracts.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At October 31, 2007, the International Stock Fund, Small Cap Fund and High Grade Core Fixed Income Fund held restricted securities representing 1.0%, 0.8% and 0.3% of net assets, respectively. The restricted securities held as of October 31, 2007 are identified below:

Issue Description	Acquisition Date	Shares or Principal ($)	Cost ($)	Value ($)
International Stock Fund:
Evraz Group SA, GDR	*	37,562	991,780	2,835,931

Small Cap Fund:
Castlepoint Holdings Ltd. (a)	3/27/06	267,400	2,674,000	3,115,210
JER Investors Trust, Inc. (a)	**	76,700	1,150,500	856,739

High Grade Core Fixed Income Fund:
U.S. Department of Transportation, 6.00%, 12/7/21	9/28/07	1,000,000	1,051,910	1,062,650

*	Purchased on various dates beginning 4/27/06.
**	Purchased on various dates beginning 8/29/05.
(a)	Determined to be illiquid based upon procedures approved by the Board of Trustees.

Security Transactions:

During the period, security transactions are accounted for no later than one business day following the trade date. For reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

New Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting date which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Funds are required to implement FIN 48 in their net asset value per share calculations as of January 31, 2008. Management has not completed its analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. Risks

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Capital Funds

By	(Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date		12/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date		12/19/07

By	(Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date		12/19/07

*	Print the name and title of each signing officer under his or her signature.